Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities:
Net Loss	$ (209,379)	$ (61,748)	$ (109,615)	$ (48,770)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	392	68	232	0
Changes in Operating Assets and Liabilities:
Accounts receivable	31,042	(2,008)	(106,889)	0
Inventories	10,341	0	(51,574)	0
Prepaid expenses	10,148	4,321	(3,096)	(6,538)
Deposits	0	(24,726)	(1,630)	0
Accounts payable and accrued liabilities	(8,682)	11,222	267,072	(16,945)
Accounts payable - related party	0	1,952	(12,927)	9,000
Customer deposit	(92,431)	0	140,029	0
Income taxes payable	(800)	0	800	0
Deferred rent	260	228	911	0
Net Cash Flows used in Operating Activities	(259,109)	(70,691)	123,313	(63,253)
Cash Flows used in Investing Activities:
Purchase of property and equipment	(3,297)	(1,640)	(1,640)	0
Advances to related party	(3,155)	0
Net Cash Flows From Investing Activities:	(6,452)	(1,640)	(1,640)	0
Cash Flows from Financing Activities:
Proceeds from sale of common stock			0	29,250
Proceeds from related party borrowing	0	963,723	63,369	26,731
Repayment to related parties	(63,369)	0	(20,000)	0
Proceeds from shareholders loan	0	100,000	19,533	0
Repayment to shareholders	(19,533)	0	(100,000)	0
Proceeds from issuing stock			669,433	0
Net Cash Flows provided by Financing Activities	(82,902)	1,063,723	632,335	55,981
Net Change in Cash and Cash Equivalents	(348,463)	991,392	754,008	(7,272)
Cash and cash equivalents - Beginning of Period	832,013	136	78,005	7,408
Cash and cash equivalents - End of Period	483,550	991,528	832,013	136
Supplemental Disclosures for Statement of Cash Flows:
Interest paid	501	0	3,150	0
Income tax paid	$ 800	$ 0	$ 0	$ 0